Summary of Significant Accounting Policies - Schedule of Disaggregates the Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates the Revenue [Line Items]
Revenue	$ 807,500	$ 1,868,333	$ 869,935
Consulting services [Member]
Schedule of Disaggregates the Revenue [Line Items]
Revenue			800,000
Software development and post-contract maintenance [Member]
Schedule of Disaggregates the Revenue [Line Items]
Revenue			24,098
Placement agent services [Member]
Schedule of Disaggregates the Revenue [Line Items]
Revenue	807,500	1,860,000	45,837
Other revenue [Member]
Schedule of Disaggregates the Revenue [Line Items]
Revenue		$ 8,333